Cover	Jun. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2025
Entity File Number	0-28104
Entity Registrant Name	JAKKS PACIFIC, INC.
Entity Central Index Key	0001009829
Entity Tax Identification Number	95-4527222
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2951 28th Street
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	424
Local Phone Number	268-9444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	JAKK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false